Investments in affiliated companies and joint ventures	3 Months Ended
Mar. 31, 2012
Investments in affiliated companies and joint ventures
Investments in affiliated companies and joint ventures

9              Investments in affiliated companies and joint ventures

	March 31, 2012 (unaudited)				Investments		Equity in earnings (losses) of investee adjustments			Dividends Received
				Net income			Three-month period ended (unaudited)			Three-month period ended (unaudited)
				(loss) of the		December 31,
	Participation in capital (%)		Net equity	period	March 31, 2012	2011	March 31, 2012	December 31, 2011	March 31, 2011	March 31, 2012	December 31, 2011	March 31, 2011
	Voting	Total			(unaudited)
Bulk Material
Iron ore and pellets
Companhia Nipo-Brasileira de Pelotização - NIBRASCO (1)	51.11	51.00	389	11	198	173	6	6	8	—	—	—
Companhia Hispano-Brasileira de Pelotização - HISPANOBRÁS (1)	51.00	50.89	221	4	113	115	2	25	3	—	—	—
Companhia Coreano-Brasileira de Pelotização - KOBRASCO (1)	50.00	50.00	227	14	114	78	7	9	10	—	—	—
Companhia Ítalo-Brasileira de Pelotização - ITABRASCO (1)	51.00	50.90	152	11	77	80	6	7	10	—	38	—
Minas da Serra Geral SA - MSG	50.00	50.00	56	5	28	29	3	1	1	—	—	—
SAMARCO Mineração SA - SAMARCO (2)	50.00	50.00	1,374	420	746	528	209	186	207	—	112	250
Baovale Mineração SA - BAOVALE	50.00	50.00	59	—	30	35	—	1	2	—	—	—
Zhuhai YPM Pellet e Co,Ltd - ZHUHAI	25.00	25.00	67	1	17	23	—	—	(1)	—	—	—
Tecnored Desenvolvimento Tecnológico SA	43.04	43.04	125	(4)	56	48	(2)	(5)	(1)	—	—	—
					1,379	1,109	231	230	239	—	150	250
Coal
Henan Longyu Resources Co Ltd	25.00	25.00	1,201	72	300	282	18	17	24	60	—	—
Shandong Yankuang International Company Ltd	25.00	25.00	(185)	(15)	(46)	(43)	(4)	(3)	(5)	—	—	—
					254	239	14	14	19	60	—	—
Base Metals
Bauxite
Mineração Rio do Norte SA - MRN	40.00	40.00	329	17	130	144	7	6	2	—	—	—
					130	144	7	6	2	—	—	—
Copper
Teal Minerals Incorporated	50.00	50.00	468	(3)	234	234	(1)	3	(5)	—	—	—
					234	234	(1)	3	(5)	—	—	—
Nickel
Heron Resources Inc (3)	—	—	—	—	6	6	—	—	—	—	—	—
Korea Nickel Corp	25.00	25.00	52	—	13	4	—	—	—	—	—	—
Others (3)	—	—	—	—	1	1	—	—	—	—	—	—
					20	11	—	—	—	—	—	—
Aluminium
Norsk Hydro ASA	22.00	22.00	15,672	127	3,448	3,227	28	(21)	—	—	—	—
					3,448	3,227	28	(21)	—	—	—	—
Logistic
LOG-IN Logística Intermodal SA	31.33	31.33	316	(29)	106	114	(10)	(4)	—	—	—	—
MRS Logística SA	45.68	45.84	1,308	86	600	551	40	29	36	—	48	—
					706	665	30	25	36	—	48	—
Others
Steel
California Steel Industries Inc - CSI	50.00	50.00	333	12	166	161	6	(1)	6	—	7	—
CSP - Companhia Siderurgica do PECEM	50.00	50.00	931	(2)	465	267	(1)	(3)	—	—	—	—
THYSSENKRUPP CSA Companhia Siderúrgica do Atlântico	26.87	26.87	5,778	(146)	1,553	1,607	(39)	(86)	(8)	—	—	—
					2,184	2,035	(34)	(90)	(2)	—	7	—
Other affiliates and joint ventures
Norte Energia S.A.	9.00	9.00	837	—	75	75	—	—	—	—	—	—
Vale Soluções em Energia S.A.(1)	52.77	52.77	222	(60)	117	145	(32)	(1)	(9)	—	—	—
Others	—	—	—	—	220	209	—	1	—	—	—	—
					412	429	(32)	—	(9)	—	—	—
Total					8,767	8,093	243	167	280	60	205	250

(1) Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders.

(2) Investment includes goodwill of US$ 59 in March, 2012 and US$58 in December, 2011.

(3) Available for sale.